Segment Disclosures (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of segment reporting information, by segment
SEGMENT INFORMATION (in millions)

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Revenues
Gathering:
Affiliate	$18	$27	$40	$53
Third-party	64	62	133	113
Total Gathering	82	89	173	166
Processing:
Affiliate	25	25	51	45
Third-party	43	42	88	89
Total Processing	68	67	139	134
Terminalling and Transportation:
Affiliate	125	102	246	204
Third-party	18	17	35	34
Total Terminalling and Transportation	143	119	281	238
Total Segment Revenues	$293	$275	$593	$538

Segment Operating Income
Gathering	$36	$45	$76	$79
Processing	27	24	56	48
Terminalling and Transportation	73	49	141	106
Total Segment Operating Income	136	118	273	233
Unallocated general and administrative expenses	(13)	(15)	(25)	(27)
Interest and financing costs, net	(45)	(38)	(89)	(75)
Equity in earnings of unconsolidated affiliates	3	1	7	4
Other income, net	—	—	6	—
Net Earnings	$81	$66	$172	$135

Capital Expenditures
Gathering	$21	$54	$46	$105
Processing	8	4	13	5
Terminalling and Transportation	13	19	24	34
Total Capital Expenditures	$42	$77	$83	$144